Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 34,225	$ 25,411
Ending Balance	36,499	34,225
Property, Plant and Equipment, Net	36,499	34,225
Offshore
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,822
Ending Balance	2,549	2,822
Property, Plant and Equipment, Net	2,549	2,822
Write-downs (reversals of write-downs) of property, plant and equipment	26
Canadian Manufacturing
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,558
Ending Balance	2,466	2,558
Property, Plant and Equipment, Net	2,466	2,558
Write-downs (reversals of write-downs) of property, plant and equipment	25
Sunrise Oil Sands Partnership
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Net			$ 454
COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	50,901	37,046
Acquisitions (Note 5)	3,230	13,380
Additions	3,671	2,515
Change in Decommissioning Liabilities	(253)	2
Divestitures (Note 5) (2)	(557)	(630)
Transfers to Assets Held for Sale (Note 18)		(1,276)
Exchange Rate Movements and Other	747	(136)
Ending Balance	57,739	50,901
Property, Plant and Equipment, Net	57,739	50,901
ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(16,676)	(11,635)
Divestitures (Note 5) (2)	84	377
Transfers to Assets Held for Sale (Note 18)		(114)
Exchange Rate Movements and Other	315	(20)
Depreciation, Depletion and Amortization (3)	4,067	3,999
Impairment Charges (Note 11)	1,499	1,931
Impairment Reversals (Note 11)	(1,233)	(378)
Ending Balance	(21,240)	(16,676)
Property, Plant and Equipment, Net	(21,240)	(16,676)
Oil and Gas Properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	27,531	21,506
Ending Balance	29,226	27,531
Property, Plant and Equipment, Net	29,226	27,531
Oil and Gas Properties | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	38,443	29,867
Acquisitions (Note 5)	3,230	8,633
Additions	2,409	1,368
Change in Decommissioning Liabilities	(186)	(63)
Divestitures (Note 5) (2)	(557)	(630)
Transfers to Assets Held for Sale (Note 18)		(754)
Exchange Rate Movements and Other	189	22
Ending Balance	43,528	38,443
Property, Plant and Equipment, Net	43,528	38,443
Oil and Gas Properties | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(10,912)	(8,361)
Divestitures (Note 5) (2)	84	377
Transfers to Assets Held for Sale (Note 18)		(90)
Exchange Rate Movements and Other	13	61
Depreciation, Depletion and Amortization (3)	3,461	3,335
Impairment Charges (Note 11)	0	0
Impairment Reversals (Note 11)	0	(378)
Ending Balance	(14,302)	(10,912)
Property, Plant and Equipment, Net	(14,302)	(10,912)
Processing, Transportation and Storage Assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	175	176
Ending Balance	148	175
Property, Plant and Equipment, Net	148	175
Processing, Transportation and Storage Assets | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	228	218
Acquisitions (Note 5)	0	0
Additions	11	9
Change in Decommissioning Liabilities	(6)	1
Divestitures (Note 5) (2)	0	0
Transfers to Assets Held for Sale (Note 18)		0
Exchange Rate Movements and Other	21	0
Ending Balance	254	228
Property, Plant and Equipment, Net	254	228
Processing, Transportation and Storage Assets | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(53)	(42)
Divestitures (Note 5) (2)	0	0
Transfers to Assets Held for Sale (Note 18)		0
Exchange Rate Movements and Other	16	1
Depreciation, Depletion and Amortization (3)	37	10
Impairment Charges (Note 11)	0	0
Impairment Reversals (Note 11)	0	0
Ending Balance	(106)	(53)
Property, Plant and Equipment, Net	(106)	(53)
Manufacturing Assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	5,923	3,476
Ending Balance	6,585	5,923
Property, Plant and Equipment, Net	6,585	5,923
Manufacturing Assets | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	10,495	5,671
Acquisitions (Note 5)	0	3,901
Additions	1,143	1,023
Change in Decommissioning Liabilities	(29)	40
Divestitures (Note 5) (2)	0	0
Transfers to Assets Held for Sale (Note 18)		0
Exchange Rate Movements and Other	523	(140)
Ending Balance	12,132	10,495
Property, Plant and Equipment, Net	12,132	10,495
Manufacturing Assets | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(4,572)	(2,195)
Divestitures (Note 5) (2)	0	0
Transfers to Assets Held for Sale (Note 18)		0
Exchange Rate Movements and Other	243	(80)
Depreciation, Depletion and Amortization (3)	466	526
Impairment Charges (Note 11)	1,499	1,931
Impairment Reversals (Note 11)	(1,233)	0
Ending Balance	(5,547)	(4,572)
Property, Plant and Equipment, Net	(5,547)	(4,572)
Retail and other
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	596	253
Ending Balance	540	596
Property, Plant and Equipment, Net	540	596
Retail and other | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,735	1,290
Acquisitions (Note 5)	0	846
Additions	108	115
Change in Decommissioning Liabilities	(32)	24
Divestitures (Note 5) (2)	0	0
Transfers to Assets Held for Sale (Note 18)		(522)
Exchange Rate Movements and Other	14	(18)
Ending Balance	1,825	1,735
Property, Plant and Equipment, Net	1,825	1,735
Retail and other | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,139)	(1,037)
Divestitures (Note 5) (2)	0	0
Transfers to Assets Held for Sale (Note 18)		(24)
Exchange Rate Movements and Other	43	(2)
Depreciation, Depletion and Amortization (3)	103	128
Impairment Charges (Note 11)	0	0
Impairment Reversals (Note 11)	0	0
Ending Balance	(1,285)	(1,139)
Property, Plant and Equipment, Net	$ (1,285)	$ (1,139)